Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,299,301
Prepaid expenses	209,784	15,961
Total current assets	1,509,085	15,961
Investments held in Trust Account	300,069,135
Deferred offering costs associated with initial public offering		103,660
Total Assets	301,578,220	119,621
Current liabilities:
Accounts payable	34,298	23,060
Accrued expenses	1,846,704	80,600
Total current liabilities	1,881,002	103,660
Deferred underwriting commissions	10,500,000
Total liabilities	12,381,002	103,660
Commitments and Contingencies (Note 5)
Class A ordinary shares, $0.0001 par value; 28,419,721 and -0- shares subject to possible redemption at $10.00 per share at December 31, 2020 and December 31, 2019, respectively	284,197,210
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; 1,580,279 and -0- shares issued and outstanding (excluding 28,419,721 and -0- shares subject to possible redemption) at December 31, 2020 and December 31, 2019, respectively	158
Class B ordinary shares, $0.0001 par value; 30,000,000 shares authorized; 7,500,000 shares issued and outstanding at December 31, 2020 and 8,625,000 shares issued and oustanding at December 31, 2019, respectively	750	863
Additional paid-in capital	7,942,547	24,137
Accumulated deficit	(2,943,447)	(9,039)
Total shareholders’ equity	5,000,008	15,961
Total Liabilities and Shareholders’ Equity	$ 301,578,220	$ 119,621